Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	vsfi_SupplementTextBlock

VOYA SERIES FUND, INC.

Voya Capital Allocation Fund

("Fund")

Supplement dated January 20, 2017

to the Fund's Class A, Class B, Class C, Class I, Class O, and Class W Prospectus

dated September 30, 2016

(the "Prospectus")

On January 12, 2017, the Fund's Board of Directors ("Board") approved changes with respect to the Fund's name and principal investment strategies. Effective on or about January 20, 2017, the Fund's Prospectus is revised as follows:

1.	All references to “Voya Capital Allocation Fund” are hereby deleted and replaced with “Voya Global Multi-Asset Fund.”

2.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Fund in a combination of mutual funds, including exchange-traded funds (collectively “Underlying Funds”) to gain exposure to securities (such as stocks and bonds) in a number of different countries, which may include the United States. The Underlying Funds may or may not be affiliated with the investment adviser.

The Sub-Adviser will manage the Fund using two different investment processes. One is strategic allocation, which the Sub-Adviser will use to express its long-term views of the global markets. The other investment process is tactical allocation, which is used to reflect the Sub-Adviser’s shorter term views of the global markets and based on both the Sub-Adviser’s fundamental analysis and quantitative models. The strategic and tactical investment processes are intended to seek to adjust portfolio exposures and risk in response to changing market conditions.

The Sub-Adviser may seek to enhance returns and/or moderate volatility using derivative instruments which may include forward foreign currency exchange contracts, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), option strategies, and defensive cash positioning. The Sub-Adviser may also use derivative instruments as a substitute for taking a position in an underlying asset and to assist in managing cash.

The Fund allocates its assets primarily to Underlying Funds that invest in equity securities or debt securities, or a combination of equity and debt securities. Underlying Fund investments may include equity securities or debt securities of U.S. domestic or international issuers, including emerging market issuers. Equity securities may include, by way of example, common or preferred stocks of companies of any market capitalization (and options or warrants with respect to those stocks). Debt securities may include, by way of example, short-, intermediate- and long-term bonds; high yield debt securities rated below investment grade commonly referred to as “junk bonds;” floating rate loans; mortgage-backed securities; and Treasury inflation protected securities (“TIPS”). There is no limit on the maturity or duration of any investment by the Fund in debt securities. The Fund may invest up to 70% of its total assets in exchange-traded funds. The Fund may seek exposures to issuers in any industry or sector, including for example real estate-related securities, including securities of real estate investment trusts, and securities of natural resource/commodity related issuers.

The Fund may hold up to 25% of its assets in cash and cash equivalents, including money market funds, to seek to limit downside risk in volatile market environments and to manage cash pending investments in Underlying Funds and/or other investments.

3.	The section entitled “Principal Risks” of the Fund’s Prospectus is hereby revised to include the following:

Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

4.	The section entitled “Principal Risks” of the Fund’s Prospectus is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

5.	The second paragraph of the section entitled “Performance Information” of the Fund’s Prospectus is hereby revised as follows:

The Fund’s performance prior to January 20, 2017 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to August 21, 2010 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to April 4, 2008 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to April 28, 2006 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.

Voya Capital Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock

VOYA SERIES FUND, INC.

Voya Capital Allocation Fund

("Fund")

Supplement dated January 20, 2017

to the Fund's Class A, Class B, Class C, Class I, Class O, and Class W Prospectus

dated September 30, 2016

(the "Prospectus")

On January 12, 2017, the Fund's Board of Directors ("Board") approved changes with respect to the Fund's name and principal investment strategies. Effective on or about January 20, 2017, the Fund's Prospectus is revised as follows:

1.	All references to “Voya Capital Allocation Fund” are hereby deleted and replaced with “Voya Global Multi-Asset Fund.”

2.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Fund in a combination of mutual funds, including exchange-traded funds (collectively “Underlying Funds”) to gain exposure to securities (such as stocks and bonds) in a number of different countries, which may include the United States. The Underlying Funds may or may not be affiliated with the investment adviser.

The Sub-Adviser will manage the Fund using two different investment processes. One is strategic allocation, which the Sub-Adviser will use to express its long-term views of the global markets. The other investment process is tactical allocation, which is used to reflect the Sub-Adviser’s shorter term views of the global markets and based on both the Sub-Adviser’s fundamental analysis and quantitative models. The strategic and tactical investment processes are intended to seek to adjust portfolio exposures and risk in response to changing market conditions.

The Sub-Adviser may seek to enhance returns and/or moderate volatility using derivative instruments which may include forward foreign currency exchange contracts, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), option strategies, and defensive cash positioning. The Sub-Adviser may also use derivative instruments as a substitute for taking a position in an underlying asset and to assist in managing cash.

The Fund allocates its assets primarily to Underlying Funds that invest in equity securities or debt securities, or a combination of equity and debt securities. Underlying Fund investments may include equity securities or debt securities of U.S. domestic or international issuers, including emerging market issuers. Equity securities may include, by way of example, common or preferred stocks of companies of any market capitalization (and options or warrants with respect to those stocks). Debt securities may include, by way of example, short-, intermediate- and long-term bonds; high yield debt securities rated below investment grade commonly referred to as “junk bonds;” floating rate loans; mortgage-backed securities; and Treasury inflation protected securities (“TIPS”). There is no limit on the maturity or duration of any investment by the Fund in debt securities. The Fund may invest up to 70% of its total assets in exchange-traded funds. The Fund may seek exposures to issuers in any industry or sector, including for example real estate-related securities, including securities of real estate investment trusts, and securities of natural resource/commodity related issuers.

The Fund may hold up to 25% of its assets in cash and cash equivalents, including money market funds, to seek to limit downside risk in volatile market environments and to manage cash pending investments in Underlying Funds and/or other investments.

3.	The section entitled “Principal Risks” of the Fund’s Prospectus is hereby revised to include the following:

Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

4.	The section entitled “Principal Risks” of the Fund’s Prospectus is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

5.	The second paragraph of the section entitled “Performance Information” of the Fund’s Prospectus is hereby revised as follows:

The Fund’s performance prior to January 20, 2017 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to August 21, 2010 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to April 4, 2008 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to April 28, 2006 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.